Financial instruments - Fair values and risk management - Currency risk related to operating (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Operating expense	$ (698,515)	$ (541,402)	[1]	$ (533,438)	[1]
Treasury Notes	(1,708,168)	(848,710)		(1,085,562)
EUR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Trade payables	(6,311)	(7,891)		(8,725)
Operating expense	(89,761)	(89,289)		(92,608)
USD | Currency risk
Disclosure of detailed information about financial instruments [line items]
Trade payables	(9,955)	(11,383)		(9,383)
Operating expense	(608,754)	(452,113)		(440,830)
Treasury Notes
Disclosure of detailed information about financial instruments [line items]
Treasury Notes	(60,300)	(50,000)				€ (52.7)	€ (41.7)
Treasury Notes | EUR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Treasury Notes	(60,342)	(50,010)		0
Treasury Notes | USD | Currency risk
Disclosure of detailed information about financial instruments [line items]
Treasury Notes	$ 0	$ 0		$ 0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.